PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2012
PROPERTY AND EQUIPMENT, NET

8. PROPERTY AND EQUIPMENT, NET

Property and equipment and the related accumulated depreciation are summarized as follows:

	As of December 31,
	2011	2012	2012
	RMB	RMB	US$
Office equipment	5,515	7,214	1,158
Leasehold improvement	1,585	1,661	267
Motor vehicles	88	88	14

Property and equipment, cost	7,188	8,963	1,439
Less: Accumulated depreciation	(1,753)	(4,149)	(666)

Property and equipment, net	5,435	4,814	773

Depreciation expenses, which were recorded in general and administrative expenses, for the years ended December 31, 2010, 2011 and 2012 were RMB218, RMB1,584 and RMB2,462 (US$395), respectively.